Risk/Return Summary - Empiric 2500 Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	Empiric 2500 Fund
Supplement to Prospectus [Text Block]

MUTUAL FUND SERIES TRUST

Empiric 2500 Fund

(the “Fund”)

Class A: EMCAX            Class C: EMCCX

June 23, 2020

The following information supplements certain information in the Prospectus and Summary Prospectus for the Fund, each dated February 1, 2020.

The Average Annual Total Returns table under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns

(for the periods ended December 31, 2019)

Class A	1 Year	5 Year	10 Year
Return Before Taxes	12.26%	4.67%	6.71%
Return After Taxes on Distributions	12.27%	4.67%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares	7.26%	3.63%	4.91%
Class C
Return Before Taxes	18.22%	5.11%	6.53%
Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)*	26.93%	8.93%	12.76%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)*	32.65%	10.84%	14.01%

* The Fund has changed its benchmark from the Russell 2500 Growth Index to the Bloomberg 2500 Index. The Russell 2500 Growth Index will no longer be available to the Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated February 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-839-7424 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Empiric 2500 Fund		Label	1 Year	5 Years	10 Years
Class A		Return Before Taxes	12.26%	4.67%	6.71%
Class A | Return After Taxes on Distributions			12.27%	4.67%	5.79%
Class A | Return After Taxes on Distributions and Sale of Fund Shares			7.26%	3.63%	4.91%
Class C		Return Before Taxes	18.22%	5.11%	6.53%
Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)	[1]		26.93%	8.93%	12.76%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]		32.65%	10.84%	14.01%
[1]	The Fund has changed its benchmark from the Russell 2500 Growth Index to the Bloomberg 2500 Index. The Russell 2500 Growth Index will no longer be available to the Fund.